United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Companies

Investment Company Act file number:                    811-00994

Burnham Investors Trust
(Exact name of registrant as specified in charter)
40 West 57th Street, 28th Floor New York, NY 10019
(Address of principle executive offices) (Zip Code)
Jon M. Burnham
40 West 57th Street, 28th Floor New York, NY 10019
(Name and address of agent for service)
Registrant’s telephone number, including area code:	(800) 874-3863
Date of fiscal year end:	December 31, 2015
Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments.

Burnham Fund

Portfolio Holdings As of September 30, 2015 (Unaudited)

		Number of Shares	Value
	Common Stocks 95.58% (percentage of net assets)
	Consumer Discretionary 19.97%
	Apparel, Accessories & Luxury 2.35%
*	Under Armour, Inc.	30,000	$2,903,400
	Cable & Satellite 0.92%
	Comcast Corp.	20,000	1,137,600
	Home Improvement Retail 3.73%
	Home Depot, Inc.	40,000	4,619,600
	Internet Retail 4.14%
*	Amazon.com, Inc.[a]	10,000	5,118,900
	Restaurants 8.83%
*	Chipotle Mexican Grill,[a]	12,000	8,643,000
	Starbucks Corp.	40,000	2,273,600
			10,916,600
	Total Consumer Discretionary (Cost: $8,337,741)		24,696,100
	Consumer Staples 8.35%
	Drug Retail 2.34%
	CVS Health Corp.	30,000	2,894,400
	Hypermarkets & Super Centers 3.51%
	Costco Wholesale Corp.	30,000	4,337,100
	Packaged Food & Meats 2.50%
*	The Hain Celestial Group, Inc.	60,000	3,096,000
	Total Consumer Staples (Cost: $5,230,959)		10,327,500
	Energy 8.07%
	Oil & Gas - Refining & Marketing 1.77%
	Calumet Specialty Products Partners LP	90,000	2,185,200
	Oil & Gas - Storage & Transportation 6.30%
	Energy Transfer Equity LP	100,000	2,081,000
	MarkWest Energy Partners LP	30,000	1,287,300
	The Williams Companies, Inc.	120,000	4,422,000
			7,790,300
	Total Energy (Cost: $5,049,149)		9,975,500
	Financial Services 10.88%
	Diversified Banks 4.68%
	Bank of America Corp.	50,000	779,000
	JPMorgan Chase & Co.	40,000	2,438,800
	Wells Fargo & Co.	50,000	2,567,500
			5,785,300

BURNHAM FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Life & Health Insurance 0.76%
	MetLife, Inc.	20,000	$943,000
	Multi-Sector Holdings 2.64%
*	Berkshire Hathaway, Inc., Class B	25,000	3,260,000
	Property & Casualty Insurance 2.80%
	Everest Re Group, Ltd.	20,000	3,466,800
	Total Financial Services (Cost: $10,407,128)		13,455,100
	Health Care 16.65%
	Biotechnology 6.99%
	Amgen, Inc.	10,000	1,383,200
	Gilead Sciences, Inc.	17,000	1,669,230
*	Regeneron Pharmaceuticals, Inc.	12,000	5,581,680
			8,634,110
	Health Care Equipment 1.92%
*	Edwards Lifesciences Corp.	12,000	1,706,040
	Medtronic PLC	10,000	669,400
			2,375,440
	Health Care Services 2.62%
*	Express Scripts Holding Co.	40,000	3,238,400
	Life Sciences Tools & Services 1.42%
*	Illumina, Inc.	10,000	1,758,200
	Managed Health Care 3.70%
	Aetna, Inc.	10,000	1,094,100
	UnitedHealth Group, Inc.	30,000	3,480,300
			4,574,400
	Total Health Care (Cost: $13,733,986)		20,580,550
	Industrials 2.03%
	Aerospace & Defense 1.42%
	Hexcel Corp.	10,000	448,600
	The Boeing Co.	10,000	1,309,500
			1,758,100
	Industrial Conglomerates 0.61%
	General Electric Co.	30,000	756,600
	Total Industrials (Cost: $2,057,858)		2,514,700
	Information Technology 27.87%
	Communications Equipment 2.09%
*	Palo Alto Networks, Inc.	15,000	2,580,000
	Data Processing & Outsourced Services 2.25%
	Visa, Inc.	40,000	2,786,400
	Internet Software & Services 8.81%
*	Facebook, Inc.	20,000	1,798,000
*	Google, Inc., Class A	5,000	3,191,850

BURNHAM FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
*	Google, Inc., Class C	5,013	$3,050,010
*	LinkedIn Corp.	15,000	2,851,950
			10,891,810
	Technology Hardware, Storage & Peripherals 14.72%
	Apple, Inc.	165,000	18,199,500
	Total Information Technology (Cost: $12,138,397)		34,457,710
	Telecommunications Services 1.76%
	Integrated Telecommunications Services 1.76%
	Verizon Communications, Inc.	50,000	2,175,500
	Total Telecommunications Services (Cost: $1,505,270)		2,175,500
	Total Common Stocks (Cost: $58,460,488)		118,182,660
	Short-Term Instruments 2.90% (percentage of net assets)
	Money Market Fund 2.90%
	Fidelity Treasury Portfolio, Class I, 0.010%	3,588,944	3,588,944
	Total Money Market Fund (Cost: $3,588,944)		3,588,944
	Total Short-Term Instruments (Cost: $3,588,944)		3,588,944
	Total Investments 98.48% (Cost: $62,049,432)		$121,771,604
	Call option written (0.13)% (Premiums received: $182,675)		(155,200)
	Cash and other assets, less liabilities 1.65%		2,036,706
	Net Assets 100.00%		$123,653,110

	Number of Contracts
Call Option Written (0.13)% (percentage of net assets)
Consumer Discretionary (0.13)%
Internet Retail (0.08)%
Amazon.com, Inc., Calls
@ 530 due Apr 2016	(20)	(98,000)
Restaurants (0.05)%
Chipotle Mexican Grill, Inc., Class A, Calls
@ 750 due Jan 2016	(20)	(57,200)
Total Consumer Discretionary (Premiums received: $182,675)		(155,200)
Total Call Option Written (Premiums received: $182,675)		(155,200)

BURNHAM FUND	See Notes to Portfolio Holdings

Federal Income Tax Basis of Investments

The tax cost of the fund at September 30, 2015, based on securities owned was $59,827,596.

The unrealized gross appreciation/(depreciation) for all securities in the fund at September 30, 2015 was $62,333,694 and $(389,686), respectively, and net unrealized appreciation was $61,944,008.

* Indicates securities that do not produce income.
[a] Securities or partial securities on which call/put options were written.

BURNHAM FUND	See Notes to Portfolio Holdings

Burnham Financial Services Fund

Portfolio Holdings As of September 30, 2015 (Unaudited)

		Number of Shares	Value
	Common Stocks 96.94% (percentage of net assets)
	Banks 75.31%
	Banks - Regional 75.31%
	Ameris Bancorp	135,715	$3,901,806
*	Avenue Financial Holdings, Inc.	226,145	2,985,114
	Banc of California, Inc.	255,604	3,136,261
*	Bankwell Financial Group, Inc.	24,810	453,527
	BNC Bancorp	255,009	5,668,850
	Boston Private Financial Holdings, Inc.	35,730	418,041
*	C1 Financial, Inc.	245,706	4,680,699
	CoBiz Financial, Inc.	75,000	975,750
	ConnectOne Bancorp, Inc.	150,000	2,895,000
	Evans Bancorp, Inc.	27,959	693,383
	Fidelity Southern Corp.	91,704	1,938,623
	First Bancorp	50,000	850,000
	First Community Corp.	155,880	1,929,794
*	First Foundation, Inc.	100,000	2,277,000
*	First Security Group, Inc.	1,280,419	3,188,243
*	Franklin Financial Network, Inc.	101,630	2,271,431
	Guaranty Bancorp	50,000	823,500
*	Hampton Roads Bankshares, Inc.	1,443,797	2,743,214
	Heritage Commerce Corp.	24,453	277,297
	Heritage Oaks Bancorp	62,010	493,600
*	HomeTrust Bancshares, Inc.	270,000	5,008,500
*	Jacksonville Bancorp, Inc.	98,594	1,473,980
	Live Oak Bancshares, Inc.	72,890	1,431,560
	NBT Bancorp, Inc.	27,223	733,388
	NewBridge Bancorp	584,008	4,981,588
	Old Line Bancshares, Inc.	690	11,219
	Park Sterling Corp.	350,000	2,380,000
	QCR Holdings, Inc.	3,160	69,109
	Renasant Corp.	17,962	590,052
*	Republic First Bancorp, Inc.	4,110	15,289
*	Seacoast Banking Corporation of Florida	150,000	2,202,000
*	Select Bancorp, Inc.	108,775	795,145
	Shore Bancshares, Inc.	160,901	1,563,958
*	Southern First Bancshares, Inc.	110,291	2,260,966
	Southern National Bancorp of Virginia, Inc.	330,810	3,734,845
	State Bank Financial Corp.	144,569	2,989,687
*	Sun Bancorp, Inc.	32,338	620,566
	Talmer Bancorp, Inc.	115,940	1,930,401
	TowneBank	70,000	1,319,500

BURNHAM FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
*	Triumph Bancorp, Inc.	329,424	$5,534,323
	United Community Banks, Inc.	119,156	2,435,549
*	Xenith Bankshares, Inc.	40,380	258,028
	Yadkin Financial Corp.	464,020	9,971,790
			94,912,576
	Total Banks (Cost: $73,639,135)		94,912,576
	Diversified Financials 10.33%
	Asset Management & Custody Banks 2.35%
	Manning & Napier, Inc.	181,190	1,333,558
	Newtek Business Services Corp.	10,780	177,115
	Silvercrest Asset Management Group, Inc.	133,839	1,446,800
			2,957,473
	Investment Banking & Brokerage 3.36%
*	Cowen Group, Inc.	334,410	1,524,910
*	Houlihan Lokey, Inc.	105,740	2,305,132
*	National Holdings Corp.	149,327	410,649
			4,240,691
	Other Diversified Financial Services 0.66%
*	Performant Financial Corp.	343,138	830,394
	Real Estate Investment Trust 3.73%
	Community Healthcare Trust, Inc.,	83,861	1,333,390
	New Residential Investment Corp.	257,370	3,371,547
			4,704,937
	Unregistered Investment Company 0.23%
	Peregrine Holdings LLC[a,3,4,5]	275,000	288,427
	Total Diversified Financials (Cost: $14,743,555)		13,021,922
	Financial Services 1.17%
	Life & Health Insurance 1.02%
	American Equity Investment Life Holding Co.	55,210	1,286,945
	Savings & Loans 0.15%
	Meta Financial Group, Inc.	4,400	183,788
	Total Financial Services (Cost: $1,518,489)		1,470,733
	Industrials 1.64%
	Trading Companies & Distributors 1.64%
*	AerCap Holdings NV	54,060	2,067,255
	Total Industrials (Cost: $2,610,977)		2,067,255
	Thrifts & Mortgage Finance 8.49%
	Thrifts & Mortgage Finance 8.49%
*	Anchor BanCorp Wisconsin, Inc.	66,550	2,834,365
*	ASB Bancorp, Inc.	105,823	2,637,109
*	Atlantic Coast Financial Corp.	538,908	2,996,328
	Dime Community Bancshares, Inc.	12,340	208,546

BURNHAM FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Ladder Capital Corp.	50,000	$716,000
	United Financial Bancorp, Inc.	100,000	1,305,000
			10,697,348
	Total Thrifts & Mortgage Finance (Cost: $8,419,536)		10,697,348
	Total Common Stocks (Cost: $100,931,692)		122,169,834
	Warrants 1.46% (percentage of net assets)
	Banks 1.46%
	Banks - Regional 1.46%
*	M&T Bank Corp., Expires 12/23/18[5]	40,000	1,836,000
	Total Banks (Cost: $1,281,600)		1,836,000
	Total Warrants (Cost: $1,281,600)		1,836,000
	Short-Term Instruments 1.19% (percentage of net assets)
	Money Market Fund 1.19%
	Fidelity Treasury Portfolio, Class I, 0.010%	1,502,909	1,502,909
	Total Money Market Fund (Cost: $1,502,909)		1,502,909
	Total Short-Term Instruments (Cost: $1,502,909)		1,502,909
	Total Investments 99.59% (Cost: $103,716,201)		$125,508,743
	Cash and other assets, less liabilities 0.41%		512,045
	Net Assets 100.00%		$126,020,788

Federal Income Tax Basis of Investments

The tax cost of the fund at September 30, 2015, based on securities owned was $104,412,794.

The unrealized gross appreciation/(depreciation) for all securities in the fund at September 30, 2015 was $25,181,392 and $(4,085,443), respectively, and net unrealized appreciation was $21,095,949.

144A Security is restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities only to certain qualified buyers.

* Indicates securities that do not produce income.
[a] Indicates a fair valued security. Total market value for fair valued securities is $288,427, representing 0.23% of net assets.

BURNHAM FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

Burnham Financial Long/Short Fund

Portfolio Holdings As of September 30, 2015 (Unaudited)

		Number of Shares	Value
	Common Stocks 94.49% (percentage of net assets)
	Banks 62.37%
	Banks - Regional 58.03%
	Ameris Bancorp[a]	135,715	$3,901,806
	Banc of California, Inc.	203,460	2,496,454
	Bank of the Ozarks, Inc.	25,000	1,094,000
	BNC Bancorp	50,000	1,111,500
	Boston Private Financial Holdings, Inc.	223,053	2,609,720
*	C1 Financial, Inc.[a]	344,940	6,571,107
	ConnectOne Bancorp, Inc.[a]	219,800	4,242,140
	Fidelity Southern Corp.	100,000	2,114,000
	Fifth Third Bancorp[b]	150,000	2,836,500
*	First Foundation, Inc.	80,175	1,825,585
	First Horizon National Corp.[b]	200,000	2,836,000
*	First Security Group, Inc.	1,369,978	3,411,245
*	Franklin Financial Network, Inc.	137,310	3,068,879
	Heritage Commerce Corp.	27,454	311,328
	Heritage Oaks Bancorp	172,576	1,373,705
	Home BancShares, Inc.[a]	60,000	2,430,000
*	HomeTrust Bancshares, Inc.[a]	268,029	4,971,938
*	Jacksonville Bancorp, Inc.	38,742	579,193
	Live Oak Bancshares, Inc.	72,890	1,431,560
	National Bank Holdings Corp.	150,000	3,079,500
	NBT Bancorp, Inc.[a]	54,447	1,466,802
	NewBridge Bancorp	572,173	4,880,636
	Park Sterling Corp.	211,620	1,439,016
	QCR Holdings, Inc.	3,160	69,109
	Regions Financial Corp.[a]	200,000	1,802,000
	Renasant Corp.[a]	62,610	2,056,739
*	Seacoast Banking Corporation of Florida	150,000	2,202,000
	South State Corp.[a]	75,000	5,765,250
	State Bank Financial Corp.	193,049	3,992,253
*	Sun Bancorp, Inc.	91,200	1,750,128
	Synovus Financial Corp.[a]	150,000	4,440,000
	Talmer Bancorp, Inc.	115,940	1,930,401
*	Triumph Bancorp, Inc.[a]	345,733	5,808,314
	United Community Banks, Inc.	87,930	1,797,289
	Webster Financial Corp.	50,000	1,781,500
	Yadkin Financial Corp.[a]	502,244	10,793,224
			104,270,821

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Diversified Banks 4.34%
	Bank of America Corp.[a,b]	500,600	$7,799,348
	Total Banks (Cost: $95,371,337)		112,070,169
	Diversified Financials 22.51%
	Asset Management & Custody Banks 2.48%
	Hercules Technology Growth Capital, Inc.	150,000	1,516,500
	Manning & Napier, Inc.	181,190	1,333,558
	Silvercrest Asset Management Group, Inc.	149,292	1,613,847
			4,463,905
	Consumer Finance 3.62%
	Discover Financial Services[b]	125,000	6,498,750
	Investment Banking & Brokerage 8.63%
*	Cowen Group, Inc., Class A	1,194,863	5,448,575
*	E*TRADE Financial Corp.[b]	175,000	4,607,750
*	Houlihan Lokey, Inc.	105,740	2,305,132
	Morgan Stanley[b]	100,000	3,150,000
			15,511,457
	Multi-line Insurance 2.55%
	Hartford Financial Services Group, Inc.[a,b]	100,000	4,578,000
	Real Estate Investment Trust 5.23%
	Community Healthcare Trust, Inc.,	116,877	1,858,344
	New Residential Investment Corp.[a]	575,000	7,532,500
			9,390,844
	Total Diversified Financials (Cost: $42,999,871)		40,442,956
	Financial Services 3.18%
	Life & Health Insurance 3.18%
	American Equity Investment Life Holding Co.	143,790	3,351,745
	MetLife, Inc.[b]	50,000	2,357,500
			5,709,245
	Total Financial Services (Cost: $6,355,401)		5,709,245
	Industrials 1.64%
	Trading Companies & Distributors 1.64%
*	AerCap Holdings NVb	76,830	2,937,979
	Total Industrials (Cost: $3,625,704)		2,937,979

	Information Technology 0.86%
	Data Processing & Outsourced Services 0.86%
*	PayPal Holdings, Inc.[b]	50,000	1,552,000
	Total Information Technology (Cost: $1,653,070)		1,552,000
	Thrifts & Mortgage Finance 3.93%
	Thrifts & Mortgage Finance 3.93%
	Astoria Financial Corp.	100,000	1,610,000
	Dime Community Bancshares, Inc.	12,340	208,546

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Ladder Capital Corp., Class[a]	113,498	$1,625,291
*	Nationstar Mortgage Holdings, Inc.	100,000	1,387,000
	TFS Financial Corp.	65,050	1,122,113
	United Financial Bancorp, Inc.	85,500	1,115,775
			7,068,725
	Total Thrifts & Mortgage Finance (Cost: $7,483,777)		7,068,725
	Total Common Stocks (Cost: $157,489,160)		169,781,074
	Warrants 1.02% (percentage of net assets)
	Banks 1.02%
	Banks - Regional 1.02%
*	M&T Bank Corp., Expires 12/23/18[5]	40,000	1,836,000
	Total Banks (Cost: $1,281,600)		1,836,000
	Total Warrants (Cost: $1,281,600)		1,836,000

	Number of Contracts
Put Option Long 0.25% (percentage of net assets)
Banks 0.11%
Banks - Regional 0.03%
BB&T Corp., Puts,
@ 33 due Oct 2015	500	10,000
@ 34 due Oct 2015	500	16,500
PNC Bank Corp., Puts
@ 85 due Oct 2015	250	26,750
		53,250
Diversified Banks 0.08%
Comerica, Inc., Puts
@ 40 due Oct 2015	250	28,500
U.S. Bancorp, Puts,
@ 40.5 due Oct 2015	500	35,500
@ 41 due Oct 2015	500	43,000
Wells Fargo & Co., Puts
@ 50 due Oct 2015	500	32,500
		139,500
Total Banks (Cost: $230,423)		192,750
Diversified Financials 0.05%
Investment Banking & Brokerage 0.05%
Charles Schwab Corp., Puts,
@ 26 due Oct 2015	500	12,500
@ 27 due Oct 2015	1,000	45,000

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
TD Ameritrade Holding Corp., Puts
@ 31 due Oct 2015	500	$29,500
		87,000
Total Diversified Financials (Cost: $115,913)		87,000
Exchange Traded Funds 0.08%
Exchange Traded Funds 0.08%
Financial Select Sector SPDR, Puts,
@ 21 due Oct 2015	700	5,600
@ 21.5 due Oct 2015	2,800	39,200
@ 22 due Oct 2015	3,750	82,500
SPDR S&P Regional Banking, Puts,
@ 35 due Oct 2015	500	—
@ 38 due Oct 2015	1,000	7,000
@ 39 due Oct 2015	500	14,500
		148,800
Total Exchange Traded Funds (Cost: $465,982)		148,800
Financial Services 0.01%
Life & Health Insurance 0.01%
Principal Financial Group, Inc., Puts
@ 47 due Oct 2015	250	25,000
		25,000
Total Financial Services (Cost: $29,896)		25,000
Total Put Option Long (Cost: $842,214)		453,550

Number of Shares
Short-Term Instruments 3.51% (percentage of net assets)
Money Market Fund 3.51%
Fidelity Treasury Portfolio, Class I, 0.010%	6,300,000	6,300,000
Total Money Market Fund (Cost: $6,300,000)		6,300,000
Total Short-Term Instruments (Cost: $6,300,000)		6,300,000
Total Investments 99.27% (Cost: $165,912,974)		$178,370,624
Short Sales (14.97)% (Proceeds: $26,262,745)		(26,890,030)
Call option written (0.36)% (Premiums received: $1,197,599)		(656,750)
Put option written (1.11)% (Premiums received: $1,441,062)		(1,995,475)
Cash and other assets, less liabilities 17.17%		30,847,963
Net Assets 100.00%		$179,676,332

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Short Sales (14.97)% (percentage of net assets)
	Banks (4.68)%
	Banks - Regional (4.68)%
	Associated Banc-Corp	(50,000)	$(898,500)
*	Capital Bank Financial Corp.	(15,820)	(478,238)
	City Holding Co.	(17,470)	(861,271)
	Community Bank System, Inc.	(50,000)	(1,858,500)
	Cullen/Frost Bankers, Inc.	(22,500)	(1,430,550)
	Investors Bancorp, Inc.	(50,000)	(617,000)
	People's United Financial, Inc.	(50,000)	(786,500)
*	Signature Bank[b]	(8,500)	(1,169,260)
	WesBanco, Inc.	(9,630)	(302,864)
			(8,402,683)
	Total Banks (Proceeds: $7,936,857)		(8,402,683)
	Diversified Financials (4.75)%
	Asset Management & Custody Banks (2.07)%
	Bank of NY Mellon Corp.	(39,180)	(1,533,897)
	Eaton Vance Corp.	(15,000)	(501,300)
	State Street Corp.[b]	(25,000)	(1,680,250)
			(3,715,447)
	Consumer Finance (0.55)%
*	Credit Acceptance Corp.	(5,000)	(984,350)
	Investment Banking & Brokerage (0.72)%
	Charles Schwab Corp.[b]	(17,530)	(500,657)
	TD Ameritrade Holding Corp.	(25,000)	(796,000)
			(1,296,657)
	Multi-line Insurance (0.83)%
	The Travelers Cos., Inc.	(15,000)	(1,492,950)
	Specialized Finance (0.58)%
	Moody's Corp.[b]	(10,600)	(1,040,920)
	Total Diversified Financials (Proceeds: $8,537,226)		(8,530,324)
	Financial Services (1.92)%
	Property & Casualty Insurance (1.92)%
	Progressive Corp.	(112,500)	(3,447,000)
	Total Financial Services (Proceeds: $3,449,269)		(3,447,000)
	Information Technology (1.68)%
	Internet Software & Services (1.68)%
	Jack Henry & Associates, Inc.	(43,360)	(3,018,290)
	Total Information Technology (Proceeds: $2,824,721)		(3,018,290)

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Thrifts & Mortgage Finance (1.94)%
	Thrifts & Mortgage Finance (1.94)%
*	HomeStreet, Inc.	(40,900)	$(944,790)
	New York Community Bancorp, Inc.	(46,550)	(840,693)
	Washington Federal, Inc.	(75,000)	(1,706,250)
			(3,491,733)
	Total Thrifts & Mortgage Finance (Proceeds: $3,514,672)		(3,491,733)
	Total Short Sales (Proceeds: $26,262,745)		(26,890,030)

	Number of Contracts
Call Option Written (0.36)% (percentage of net assets)
Banks (0.12)%
Banks - Regional (0.03)%
Fifth Third Bancorp, Calls
@ 22 due Jan 2016	(500)	(7,500)
First Horizon National Corp., Calls
@ 15 due Feb 2016	(500)	(22,500)
@ 16 due Feb 2016	(1,000)	(20,000)
		(50,000)
Diversified Banks (0.09)%
Bank of America Corp., Calls
@ 16 due Jan 2016	(750)	(56,250)
@ 17 due Jan 2016	(500)	(19,000)
@ 18 due Jan 2016	(1,000)	(18,000)
@ 19 due Jan 2016	(1,000)	(8,000)
@ 16 due Feb 2016	(750)	(66,750)
		(168,000)
Total Banks (Premiums received: $402,398)		(218,000)
Diversified Financials (0.21)%
Consumer Finance (0.07)%
Discover Financial Services, Calls
@ 55 due Jan 2016	(500)	(72,500)
@ 57.5 due Jan 2016	(250)	(19,000)
@ 60 due Jan 2016	(250)	(11,250)
@ 60 due Apr 2016	(250)	(22,500)
		(125,250)
Investment Banking & Brokerage (0.12)%
E*TRADE Financial Corp., Calls
@ 26 due Jan 2016	(500)	(109,500)
@ 30 due Apr 2016	(250)	(33,750)
Morgan Stanley, Calls
@ 35 due Jan 2016	(1,000)	(66,000)
		(209,250)

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
Multi-line Insurance (0.02)%
Hartford Financial Services Group, Inc., Calls
@ 50 due Jan 2016	(500)	$(44,000)
Total Diversified Financials (Premiums received: $504,734)		(378,500)
FINANCIAL SERVICES (0.00)%[c]
Life & Health Insurance (0.00)%[c]
MetLife, Inc., Calls
@ 57.5 due Jan 2016	(250)	(3,750)
@ 60 due Jan 2016	(250)	(4,000)
		(7,750)
Total Financial Services (Premiums received: $103,983)		(7,750)
Industrials (0.01)%
Trading Companies & Distributors (0.01)%
AerCap Holdings NV, Calls
@ 47.5 due Jan 2016	(500)	(10,000)
@ 50 due Jan 2016	(250)	—
		(10,000)
Total Industrials (Premiums received: $116,481)		(10,000)
Information Technology (0.02)%
Data Processing & Outsourced Services (0.02)%
PayPal Holdings, Inc., Calls
@ 35 due Jan 2016	(250)	(31,250)
@ 40 due Jan 2016	(250)	(11,250)
Data Processing & Outsourced Services (0.02)%
Total Information Technology (Premiums received: $70,003)		(42,500)
Total Call Option Written (Premiums received: $1,197,599)		(656,750)
Put Option Written (1.11)% (percentage of net assets)
Banks (0.26)%
Banks - Regional (0.26)%
Fifth Third Bancorp, Puts
@ 17 due Jan 2016	(1,000)	(47,000)
Signature Bank, Puts
@ 125 due Dec 2015	(85)	(22,100)
SunTrust Banks, Inc., Puts
@ 36 due Jan 2016	(750)	(107,250)
@ 41 due Jan 2016	(750)	(292,500)
		(468,850)
Total Banks (Premiums received: $341,771)		(468,850)
Diversified Financials (0.50)%
Asset Management & Custody Banks (0.03)%
State Street Corp., Puts
@ 62.5 due Jan 2016	(250)	(56,500)

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
Investment Banking & Brokerage (0.15)%
Charles Schwab Corp., Puts
@ 27 due Jan 2016	(175)	$(23,625)
Goldman Sachs Group, Inc., Puts
@ 160 due Jan 2016	(200)	(108,000)
Morgan Stanley, Puts
@ 30 due Jan 2016	(1,000)	(141,000)
		(272,625)
Life & Health Insurance (0.25)%
Lincoln National Corp., Puts
@ 45 due Jan 2016	(750)	(165,000)
MetLife, Inc., Puts
@ 43 due Jan 2016	(500)	(75,000)
Prudential Financial, Inc., Puts
@ 65 due Jan 2016	(500)	(92,500)
@ 67.5 due Jan 2016	(500)	(108,000)
		(440,500)
Multi-line Insurance (0.05)%
American International Group, Inc., Puts
@ 52.5 due Jan 2016	(500)	(89,000)
Specialized Finance (0.02)%
Moody's Corp., Puts
@ 90 due Feb 2016	(100)	(30,500)
Total Diversified Financials (Premiums received: $902,943)		(889,125)
Industrials (0.29)%
Trading Companies & Distributors (0.29)%
AerCap Holdings NV, Puts
@ 45 due Oct 2015	(750)	(525,000)
Total Industrials (Premiums received: $115,370)		(525,000)
Information Technology (0.06)%
Data Processing & Outsourced Services (0.06)%
PayPal Holdings, Inc., Puts
@ 30 due Jan 2016	(500)	(112,500)
Total Information Technology (Premiums received: $80,978)		(112,500)
Total Put Option Written (Premiums received: $1,441,062)		(1,995,475)

Federal Income Tax Basis of Investments
The tax cost of investments at September 30, 2015 was $166,506,247.

The unrealized gross appreciation/(depreciation) for all securities in the fund at September 30, 2015 was $19,186,307 and $(7,321,930), respectively, and net unrealized appreciation was $11,864,377.

* Indicates securities that do not produce income.

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

[a] Security or partial security segregated as collateral for securities sold short. The funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The aggregate market value of collateral posted was $40,932,030. The fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the fund.
[b] Securities or partial securities on which call/put options were written. [c] Rounds to less than 0.005%.

BURNHAM FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

Notes to Portfolio Holdings – September 30, 2015 (Unaudited)

Organization

Burnham Asset Management Corp. and Burnham Securities Inc. were founded in 1989.

Burnham Investors Trust offers flexibility to investors. All the funds of the Trust share the adviser’s fundamental philosophy of prudent investment and risk management.

Burnham Investors Trust is registered under the Investment Company Act of 1940 as a diversified, open-ended management company. The Burnham Fund seeks capital appreciation, mainly long term. The Burnham Financial Services Fund and Burnham Financial Long/Short Fund seeks capital appreciation.

1. Valuing Securities Accounting Policies

General:

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Fair Value Pricing

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. A fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations. By its nature a fair value price is an estimate and differences between fair value and what a security is sold for could be material. Securities for which market quotations are not readily available, or that have quotations which Burnham Asset Management (“Management” or the “Adviser”) believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The funds use these methods to value portfolio securities:

Stocks and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) or the NASDAQ Official Closing Price (“NOCP”) on the valuation date. If there are no trades or there is no closing price that day, securities are valued at the last available bid price.

Bonds and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services or from a principal market maker. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities, and ratings.

Money market instruments and other temporary cash investments whose maturity is less than 60 days are valued at amortized cost, which approximates fair value, by amortizing any discount or premium in a straight line from the present to the maturity date. For temporary cash investments whose maturity is longer than 60 days, the funds value them the same way bonds are valued.

Option contracts may be written or purchased to manage exposure to certain changes in the market or as a substitute for securities transactions. When a fund writes a call or put option, it records the amount received as an asset and an equivalent amount as a liability. The fund subsequently marks-to-market the liability to reflect the current value of the option written. The writing or purchase of put or call options may result in losses to the fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than or lower than in current market values, limit the amount of appreciation the fund can realize on its investments or cause the fund to hold a security it might otherwise sell or sell a security it might otherwise hold. When an option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss.

Notes to Portfolio Holdings – September 30, 2015 (Unaudited)

Exchange traded options are valued at the last sale price, or if no sales are reported, options are valued at the last bid price for purchased options and for written options.

Short sales

The funds may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured daily by Management. During the period ended September 30, 2015, the Burnham Financial Long/Short Fund sold short to hedge its long positions in periods of market decline and to take advantage of negative information about companies gained from the Adviser’s research. When a fund enters into a short sale, the fund records a liability for securities sold short and records an asset equal to proceeds received. The amount of the liability is subsequently marked-to-market to reflect the market value of securities sold short. The fund may also incur a dividend expense if a security that has been sold short declares a dividend. Until the fund replaces a borrowed security, it will maintain in a segregated account at all times: cash, US government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker or custodian as collateral will at least equal the current market value of the security sold short. All short sales must be collateralized as required by law or agreement with the funds’ prime broker. The fund is exposed to market risk based on the amount, if any that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a fund that sells a security short without hedging will be exposed to any market value increase. During the period ended September 30, 2015, only the Burnham Financial Long/Short Fund engaged in short sales.

Multiple Class Allocations

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Accounting for Portfolio Transactions

The funds account for purchases and sales of portfolio securities as of each security’s trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The funds record interest income as it accrues. Amortization of all premiums and discounts relating to fixed income securities are calculated using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the funds understanding of the applicable country’s tax rules and rates.

2. Securities Lending

The funds may lend securities to brokers, dealers, and other financial organizations to earn additional income. Each security loan is collateralized with segregated assets held with the custodian in an amount equal to or greater than the current market value of the loaned securities.

When a fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the fund may incur a loss or, in the event of a borrower’s bankruptcy, may be delayed in, or prevented from, liquidating the collateral. The fund will bear the risk of loss with respect to the investment of cash collateral. As of September 30, 2015, no securities were out on loan.

Notes to Portfolio Holdings – September 30, 2015 (Unaudited)

3. Transactions with Affiliated Securities

During the period ended September 30, 2015, Burnham Financial Services Fund owned shares of the following affiliated security. An affiliated security is a security in which the fund has ownership of at least 5% of the voting securities.

Affiliate	Value at 12/31/14	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Value at 09/30/15	Dividend Income

Peregrine Holdings LLC	$292,006	$—	$ —	$ (3,579)	$288,427	$—

4. Restricted Securities

The funds may not invest more than 15% of net assets in securities subject to legal or contractual risks (“restricted securities”). At September 30, 2015, Burnham Financial Services Fund owned the following restricted security, which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”). The value of this security is determined using quotations supplied by a pricing service or broker, or if not available, is determined in good faith pursuant to procedures adopted by the Board of Trustees. Certain of these securities may be offered and sold to “qualified institutional buyers” under Rule 144A of the 1933 Act.

	Description,
	Date of Purchase
Fund	% of Net Assets	Shares	Cost	Value
Burnham Financial Services Fund	Peregrine Holdings LLC	275,000	$ 288,427	$ 288,427
	5/31/2002
	0.23%

5. Fair Value of Financial Instruments

Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.

Level 2 — Prices are determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.

Notes to Portfolio Holdings – September 30, 2015 (Unaudited)

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s valuation committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. These inputs include, but are not limited to, any available market prices for the security or for securities deemed comparable; the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.

The following is a summary of the tiered valuation input levels, as of September 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At September 30, 2015	Level 1	Level 2	Level 3	Total
Burnham Fund
Assets
Common Stock:
Consumer Discretionary	$24,696,100	$—	$—	$24,696,100
Consumer Staples	10,327,500	—	—	10,327,500
Energy	9,975,500	—	—	9,975,500
Financial Services	13,455,100	—	—	13,455,100
Health Care	20,580,550	—	—	20,580,550
Industrials	2,514,700	—	—	2,514,700
Information Technology	34,457,710	—	—	34,457,710
Telecommunications Services	2,175,500	—	—	2,175,500
Short-Term Instruments	—	3,588,944	—	3,588,944
Total	$118,182,660	$3,588,944	$—	$121,771,604
Liabilities
Written Options	(155,200)	—	—	(155,200)
Total	$(155,200)	$—	$—	$(155,200)
Burnham Financial Services Fund
Assets
Common Stock:
Banks	$94,912,576	$—	$—	$94,912,576
Diversified Financials	12,733,495	—	288,427	13,021,922
Financial Services	1,470,733	—	—	1,470,733
Industrials	2,067,255	—	—	2,067,255
Thrifts & Mortgage Finance	10,697,348	—	—	10,697,348
Warrants:
Banks	1,836,000	—	—	1,836,000
Short-Term Instruments	—	1,502,909	—	1,502,909
Total	$123,717,407	$1,502,909	$288,427	$125,508,743
Burnham Financial Long/Short Fund
Assets
Common Stock:
Banks	$112,070,169	$—	$—	$112,070,169
Diversified Financials	40,442,956	—	—	40,442,956
Financial Services	5,709,245	—	—	5,709,245
Industrials	2,937,979	—	—	2,937,979
Information Technology	1,552,000	—	—	1,552,000
Thrifts & Mortgage Finance	7,068,725	—	—	7,068,725
Warrants:
Banks	1,836,000	—	—	1,836,000
Options-Long	453,550	—	—	453,550
Short-Term Instruments	—	6,300,000	—	6,300,000
Total	$172,070,624	$6,300,300	$—	$178,370,624
Liabilities
Short Sales	(26,890,030)	—	—	(26,890,030)
Written Options	(2,652,225)	—	—	(2,652,225)
Total	$(29,542,255)	$—	$—	$(29,542,255)

Notes to Portfolio Holdings – September 30, 2015 (Unaudited)

During the period ended September 30, 2015, there were no transfers between any levels.

The following table summarizes the change in value associated with Level 3 financial instruments carried at fair value for the period ended September 30, 2015:

Burnham Financial Services Fund	Level 3 Assets

Common Stock:
Balance, January 1, 2015	$292,006
Sale	—
Realized (loss)	(3,579)
Change in Unrealized (Depreciation)	—
Balance, September 30, 2015	$288,427

When determining the value the trust’s valuation committee may consult with and gather information from the Adviser as well as other sources. The initial valuation is usually cost, which can then be adjusted based on audited financial statements, subsequent market transactions, events or changes in current operations. Significant increase (decreases) in any of the inputs in isolation would result in a significantly lower (higher) fair value measurement.

Significant unobservable inputs developed by the Board of Trustees for material Level 3 investments as of September 30, 2015 are as follows:

Burnham Financial Services Fund	Fair Value at 9/30/2015	Valuation Technique(s)	Unobservable Input	Range

Common Stocks	$288,427	Capital Value	Discount	0%

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Burnham Investors Trust
By (signature and title)*	/s/Jon M. Burnham
Jon M. Burnham,
Chief Executive Officer (Principal Executive Officer)
Date November 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (signature and title)*	/s/Jon M. Burnham
Jon M. Burnham,
Chief Executive Officer (Principal Executive Officer)
Date November 13, 2015

By (signature and title)*	/s/Pat A. Colletti
Pat A. Colletti,
Chief Financial Officer (Principal Financial Officer)
Date November 13, 2015